Derivatives and hedging activities (Details 5) (CHF) In Billions, unless otherwise specified	12 Months Ended
	Dec. 31, 2012	Dec. 31, 2011
Credit protection sold/purchased
Credit protection sold	(815.0)	(991.4)
Credit protection purchased	766.4	929.0
Net credit protection (sold)/purchased	(48.6)	(62.4)
Other protection purchased	97.7	95.8
Fair value of credit protection sold	(0.2)	(41.5)
Total credit derivatives	1,694.4	2,042.7
Total return swaps
Credit protection sold/purchased
Credit protection sold	(6.0)	(4.8)
Maturity less than 1 year
Credit protection sold/purchased
Credit protection sold	(167.7)	(192.8)
Maturity between 1 to 5 years
Credit protection sold/purchased
Credit protection sold	(497.0)	(596.9)
Maturity greater than 5 years
Credit protection sold/purchased
Credit protection sold	(150.3)	(201.7)
Sovereigns
Credit protection sold/purchased
Credit protection sold	(132.9)	(153.2)
Credit protection purchased	130.2	150.1
Net credit protection (sold)/purchased	(2.7)	(3.1)
Other protection purchased	10.7	11.7
Fair value of credit protection sold	(0.8)	(9.6)
Non-sovereigns
Credit protection sold/purchased
Credit protection sold	(682.1)	(838.2)
Credit protection purchased	636.2	778.9
Net credit protection (sold)/purchased	(45.9)	(59.3)
Other protection purchased	87.0	84.1
Fair value of credit protection sold	0.6	(31.9)
Investment grade
Credit protection sold/purchased
Credit protection sold	(616.8)	(730.4)
Credit protection purchased	581.0	685.5
Net credit protection (sold)/purchased	(35.8)	(44.9)
Other protection purchased	76.6	70.1
Fair value of credit protection sold	1.8	(24.5)
Non-investment grade
Credit protection sold/purchased
Credit protection sold	(198.2)	(261.0)
Credit protection purchased	185.4	243.5
Net credit protection (sold)/purchased	(12.8)	(17.5)
Other protection purchased	21.1	25.7
Fair value of credit protection sold	(2.0)	(17.0)
Single-name instruments
Credit protection sold/purchased
Credit protection sold	(590.7)	(641.3)
Credit protection purchased	567.6	611.8
Net credit protection (sold)/purchased	(23.1)	(29.5)
Other protection purchased	85.9	72.3
Fair value of credit protection sold	3.1	(24.3)
Single-name instruments | Maturity less than 1 year
Credit protection sold/purchased
Credit protection sold	(130.3)	(134.1)
Single-name instruments | Maturity between 1 to 5 years
Credit protection sold/purchased
Credit protection sold	(351.6)	(394.5)
Single-name instruments | Maturity greater than 5 years
Credit protection sold/purchased
Credit protection sold	(108.8)	(112.7)
Single-name instruments | Sovereigns
Credit protection sold/purchased
Credit protection sold	(119.4)	(134.8)
Credit protection purchased	117.0	132.6
Net credit protection (sold)/purchased	(2.4)	(2.2)
Other protection purchased	10.4	10.8
Fair value of credit protection sold	(0.7)	(8.1)
Single-name instruments | Non-sovereigns
Credit protection sold/purchased
Credit protection sold	(471.3)	(506.5)
Credit protection purchased	450.6	479.2
Net credit protection (sold)/purchased	(20.7)	(27.3)
Other protection purchased	75.5	61.5
Fair value of credit protection sold	3.8	(16.2)
Single-name instruments | Investment grade
Credit protection sold/purchased
Credit protection sold	(423.2)	(452.2)
Credit protection purchased	407.6	432.4
Net credit protection (sold)/purchased	(15.6)	(19.8)
Other protection purchased	67.8	55.6
Fair value of credit protection sold	2.3	(9.0)
Single-name instruments | Non-investment grade
Credit protection sold/purchased
Credit protection sold	(167.5)	(189.1)
Credit protection purchased	160.0	179.4
Net credit protection (sold)/purchased	(7.5)	(9.7)
Other protection purchased	18.1	16.7
Fair value of credit protection sold	0.8	(15.3)
Multi-name instruments
Credit protection sold/purchased
Credit protection sold	(224.3)	(350.1)
Credit protection purchased	198.8	317.2
Net credit protection (sold)/purchased	(25.5)	(32.9)
Other protection purchased	11.8	23.5
Fair value of credit protection sold	(3.3)	(17.2)
Multi-name instruments | Maturity less than 1 year
Credit protection sold/purchased
Credit protection sold	(37.4)	(58.7)
Multi-name instruments | Maturity between 1 to 5 years
Credit protection sold/purchased
Credit protection sold	(145.4)	(202.4)
Multi-name instruments | Maturity greater than 5 years
Credit protection sold/purchased
Credit protection sold	(41.5)	(89.0)
Multi-name instruments | Sovereigns
Credit protection sold/purchased
Credit protection sold	(13.5)	(18.4)
Credit protection purchased	13.2	17.5
Net credit protection (sold)/purchased	(0.3)	(0.9)
Other protection purchased	0.3	0.9
Fair value of credit protection sold	(0.1)	(1.5)
Multi-name instruments | Non-sovereigns
Credit protection sold/purchased
Credit protection sold	(210.8)	(331.7)
Credit protection purchased	185.6	299.7
Net credit protection (sold)/purchased	(25.2)	(32.0)
Other protection purchased	11.5	22.6
Fair value of credit protection sold	(3.2)	(15.7)
Multi-name instruments | Investment grade
Credit protection sold/purchased
Credit protection sold	(193.6)	(278.2)
Credit protection purchased	173.4	253.1
Net credit protection (sold)/purchased	(20.2)	(25.1)
Other protection purchased	8.8	14.5
Fair value of credit protection sold	(0.5)	(15.5)
Multi-name instruments | Non-investment grade
Credit protection sold/purchased
Credit protection sold	(30.7)	(71.9)
Credit protection purchased	25.4	64.1
Net credit protection (sold)/purchased	(5.3)	(7.8)
Other protection purchased	3.0	9.0
Fair value of credit protection sold	(2.8)	(1.7)
Bank
Credit protection sold/purchased
Credit protection sold	(815.0)	(991.4)
Credit protection purchased	766.4	929.0
Net credit protection (sold)/purchased	(48.6)	(62.4)
Other protection purchased	97.7	95.8
Fair value of credit protection sold	(0.2)	(41.5)
Total credit derivatives	1,694.5	2,042.8
Bank | Total return swaps
Credit protection sold/purchased
Credit protection sold	(6.0)	(4.8)
Bank | Maturity less than 1 year
Credit protection sold/purchased
Credit protection sold	(167.7)	(192.8)
Bank | Maturity between 1 to 5 years
Credit protection sold/purchased
Credit protection sold	(497.0)	(596.9)
Bank | Maturity greater than 5 years
Credit protection sold/purchased
Credit protection sold	(150.3)	(201.7)
Bank | Sovereigns
Credit protection sold/purchased
Credit protection sold	(132.9)	(153.2)
Credit protection purchased	130.2	150.1
Net credit protection (sold)/purchased	(2.7)	(3.1)
Other protection purchased	10.7	11.7
Fair value of credit protection sold	(0.8)	(9.6)
Bank | Non-sovereigns
Credit protection sold/purchased
Credit protection sold	(682.1)	(838.2)
Credit protection purchased	636.2	778.9
Net credit protection (sold)/purchased	(45.9)	(59.3)
Other protection purchased	87.0	84.1
Fair value of credit protection sold	0.6	(31.9)
Bank | Investment grade
Credit protection sold/purchased
Credit protection sold	(616.8)	(730.4)
Credit protection purchased	581.0	685.5
Net credit protection (sold)/purchased	(35.8)	(44.9)
Other protection purchased	76.6	70.1
Fair value of credit protection sold	1.8	(24.5)
Bank | Non-investment grade
Credit protection sold/purchased
Credit protection sold	(198.2)	(261.0)
Credit protection purchased	185.4	243.5
Net credit protection (sold)/purchased	(12.8)	(17.5)
Other protection purchased	21.1	25.7
Fair value of credit protection sold	(2.0)	(17.0)
Bank | Single-name instruments
Credit protection sold/purchased
Credit protection sold	(590.7)	(641.3)
Credit protection purchased	567.6	611.8
Net credit protection (sold)/purchased	(23.1)	(29.5)
Other protection purchased	85.9	72.3
Fair value of credit protection sold	3.1	(24.3)
Bank | Single-name instruments | Maturity less than 1 year
Credit protection sold/purchased
Credit protection sold	(130.3)	(134.1)
Bank | Single-name instruments | Maturity between 1 to 5 years
Credit protection sold/purchased
Credit protection sold	(351.6)	(394.5)
Bank | Single-name instruments | Maturity greater than 5 years
Credit protection sold/purchased
Credit protection sold	(108.8)	(112.7)
Bank | Single-name instruments | Sovereigns
Credit protection sold/purchased
Credit protection sold	(119.4)	(134.8)
Credit protection purchased	117.0	132.6
Net credit protection (sold)/purchased	(2.4)	(2.2)
Other protection purchased	10.4	10.8
Fair value of credit protection sold	(0.7)	(8.1)
Bank | Single-name instruments | Non-sovereigns
Credit protection sold/purchased
Credit protection sold	(471.3)	(506.5)
Credit protection purchased	450.6	479.2
Net credit protection (sold)/purchased	(20.7)	(27.3)
Other protection purchased	75.5	61.5
Fair value of credit protection sold	3.8	(16.2)
Bank | Single-name instruments | Investment grade
Credit protection sold/purchased
Credit protection sold	(423.2)	(452.2)
Credit protection purchased	407.6	432.4
Net credit protection (sold)/purchased	(15.6)	(19.8)
Other protection purchased	67.8	55.6
Fair value of credit protection sold	2.3	(9.0)
Bank | Single-name instruments | Non-investment grade
Credit protection sold/purchased
Credit protection sold	(167.5)	(189.1)
Credit protection purchased	160.0	179.4
Net credit protection (sold)/purchased	(7.5)	(9.7)
Other protection purchased	18.1	16.7
Fair value of credit protection sold	0.8	(15.3)
Bank | Multi-name instruments
Credit protection sold/purchased
Credit protection sold	(224.3)	(350.1)
Credit protection purchased	198.8	317.2
Net credit protection (sold)/purchased	(25.5)	(32.9)
Other protection purchased	11.8	23.5
Fair value of credit protection sold	(3.3)	(17.2)
Bank | Multi-name instruments | Maturity less than 1 year
Credit protection sold/purchased
Credit protection sold	(37.4)	(58.7)
Bank | Multi-name instruments | Maturity between 1 to 5 years
Credit protection sold/purchased
Credit protection sold	(145.4)	(202.4)
Bank | Multi-name instruments | Maturity greater than 5 years
Credit protection sold/purchased
Credit protection sold	(41.5)	(89.0)
Bank | Multi-name instruments | Sovereigns
Credit protection sold/purchased
Credit protection sold	(13.5)	(18.4)
Credit protection purchased	13.2	17.5
Net credit protection (sold)/purchased	(0.3)	(0.9)
Other protection purchased	0.3	0.9
Fair value of credit protection sold	(0.1)	(1.5)
Bank | Multi-name instruments | Non-sovereigns
Credit protection sold/purchased
Credit protection sold	(210.8)	(331.7)
Credit protection purchased	185.6	299.7
Net credit protection (sold)/purchased	(25.2)	(32.0)
Other protection purchased	11.5	22.6
Fair value of credit protection sold	(3.2)	(15.7)
Bank | Multi-name instruments | Investment grade
Credit protection sold/purchased
Credit protection sold	(193.6)	(278.2)
Credit protection purchased	173.4	253.1
Net credit protection (sold)/purchased	(20.2)	(25.1)
Other protection purchased	8.8	14.5
Fair value of credit protection sold	(0.5)	(15.5)
Bank | Multi-name instruments | Non-investment grade
Credit protection sold/purchased
Credit protection sold	(30.7)	(71.9)
Credit protection purchased	25.4	64.1
Net credit protection (sold)/purchased	(5.3)	(7.8)
Other protection purchased	3.0	9.0
Fair value of credit protection sold	(2.8)	(1.7)